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Agreed upon procedures report of factual findings - Proposed issue by Sierra Residential Designated Activity Company of residential mortgage-backed floating rate notes (the “Issue”)

The Directors

Sierra Residential Designated Activity Company

10 Earlsfort Terrace, Dublin 2

Dublin

Co. Dublin

D02 T380

(the “Issuer”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger” and the “Lead Manager”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

Purpose of this agreed upon procedures report

We have performed the following agreed upon procedures in accordance with our engagement letter dated 10 September 2026 (the “Engagement Letter”). The agreed upon procedures were performed solely for the purpose of assisting you in evaluating the validity of certain characteristics of the loan pool (the “Loan Pool”) of certain residential mortgages (the “Purpose”), and may not be suitable for another purpose.

Our responsibilities

We have conducted the agreed upon procedures engagement in accordance with the Standards for Investment Reporting 1000 issued by the Financial Reporting Council of the United Kingdom.

Professional ethics

We conducted our engagement with integrity and objectivity and complied with specific requirements to meet ethical, professional, and regulatory standards. We complied with the ICAEW Code of Ethics and the International Code of Ethics for Professional Accountants ethical requirements.

For the purpose of this engagement, there are no independence requirements with which we are required to comply.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP’s affiliate (Deloitte Management Services Limited) is a shareholder in Deloitte EMEA BV (Deloitte EMEA). Deloitte EMEA is a member firm of Deloitte Touche Tohmatsu Limited (DTTL). DTTL and Deloitte EMEA do not provide services to clients. Services may be provided by other Deloitte entities within the global network of member firms, each of which are separate and independent legal entities. Please see to learn more about our global network of member firms.

© 2026 Deloitte LLP. All rights reserved.

Quality management

Our firm applies International Standard on Quality Management (UK) 1, Quality management for firms that perform audits or reviews of financial statements, or other assurance or related services engagements, and accordingly, maintains a comprehensive system of quality management including documented policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and findings

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Issuer provided us with a data file ‘Project Carabela - Friendly Data Tape_vDTT_Data Tape Preliminar_Seleccion Muestra.xlsx’ (the “First Pool Run”) containing a loan identifier for each of the 4,407 loans and a property identifier for each of the 5,167 corresponding properties in the Loan Pool.

A random sample of 445 loans and 445 corresponding properties was selected from the First Pool Run (the “Sample”) using the sampling approach below.

The Issuer then provided the data files Project Carabela - Friendly Data Tape - 30 April Update_Enriched 20260526.xlsx’, ‘Project Carabela - Prestamos Revisar 20260520_SENT_Datos Participantes.xlsx’, ‘Project Carabela - Friendly Data Tape - Amortisation Type & Frequency.xlsx’, ‘Project Carabela - Bank Appraisal Details.xlsx’ and ‘Project Carabela - Friendly Data Tape - Performance.xlsx’ (together, the “Sample Pool”) containing additional information for each loan and corresponding property in the Sample as at 3 March 2026 (the “Cut-off Date”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period 27 April 2026 to 27 May 2026.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.36 under the Agreed upon Procedures sections below, have been limited to confirming that the selected attribute from the Sample Pool information relating to the First Pool Run agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the deed and novated deed (together, the “deed”), the nota simple or latest available nota simple (together, the “nota simple”), the valuation report, the original appraisal certificate and the servicer’s primary system of record, Pro Gravity (the “System”).

Objectives

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The sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have recalculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

1.       Agreed upon Procedures

For each loan in the Sample Pool, we carried out the following Agreed upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed upon Procedures performed:

Loan level testing

1.1.       Public Deed (no data field)

For each loan shown in the Sample Pool, we confirmed whether the mortgage file included either an executed deed or a nota simple listing the registered deed information in relation to the loan. We found that the mortgage file included an executed deed or a nota simple listing the registered deed information, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.2.       Originator (field ‘ORIGINATOR’ Enriched as of 26/05/2026)

For each loan shown in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to that shown on the deed or nota simple. We found that the originator agreed to the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.       Borrower Name(s) (field ‘FULL NAME’)

For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool agreed to that shown on the deed or nota simple or System. We found that the borrower name(s) agreed to the deed or nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.4.       Borrower Nationality (field ‘NATIONALITY’)

For each loan shown in the Sample Pool, we confirmed whether the borrower’s nationality shown in the Sample Pool agreed with that shown on the deed or nota simple or System. We found that the borrower’s nationality agreed to that shown on the deed or nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.5.       Loan Transmission (no data field)

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For each loan shown in the Sample Pool, we confirmed there were no restrictions noted for loan transfer as shown in the deed. We found that there were no restrictions noted for loan transfer as shown in the deed, except for 7 cases.

Deloitte reference	Description of exception
DT021	Deed unavailable
DT034	Deed unavailable
DT113	Deed unavailable
DT235	Deed unavailable
DT295	Deed unavailable
DT306	Deed unavailable
DT434	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

1.6.       Current Grace Period (Y/N) (field ‘CURRENT GRACE PERIOD (Y/N)’)

For each loan shown in the Sample Pool, we confirmed whether the current grace period (Y/N) shown in the Sample Pool agreed with that shown on the System. We found that the current grace period (Y/N) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7.       Grace Period End Date (field ‘CURRENT GRACE PERIOD END DATE’)

For each loan shown in the Sample Pool, we confirmed whether the grace period end date shown in the Sample Pool agreed with that shown on the System. We found that the grace period end date agreed to that shown on the System, with no exception.

As a result of the procedure there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8.       Loan Origination Date (field ‘ORIGINATION DATE’ Enriched as of 26/05/2026)

For each loan shown in the Sample Pool, we confirmed whether the loan origination date shown in the Sample Pool agreed with that shown on the deed or nota simple or System, to within +/- 30 days. We found that the loan origination date agreed to that shown on the deed or nota simple or System, to within +/- 30 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9.       Loan Maturity Date (field ‘MATURITY DATE’)

For each loan shown in the Sample Pool, we confirmed whether the maturity date shown in the Sample Pool agreed with that shown on the System. We found that the maturity date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.10.       Original balance (€) (field ‘ORIGINAL AMOUNT (€)’ Enriched as of 26/05/2026)

For each loan shown in the Sample Pool, we confirmed whether the original balance shown in the Sample Pool agreed with that shown on the deed or nota simple or System. We found that the original balance agreed to that shown on the deed or nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.11.       Interest rate

1.11.1.       Interest rate type (field ‘TYPE OF INTEREST’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate type shown in the Sample Pool agreed with that shown on the System. We found that the interest rate type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.2.       Current interest rate (field ‘FINAL INTEREST RATE APPLIED POST-BONUS (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed with that shown on the System. We found that the current interest rate agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.3.       Current interest index reference (field ‘CURRENT INTEREST INDEX REFERENCE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index reference shown in the Sample Pool agreed with that shown on the System. We found that the current interest index reference agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.4.       Current index reference rate (field ‘CURRENT INDEX REFERENCE RATE (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current index reference rate (%) shown in the Sample Pool agreed with that shown on the System. We found that the current index reference rate (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.5.       Current spread rate (field ‘CURRENT SPREAD RATE (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current spread rate (%) shown in the Sample Pool agreed with that shown on the System. We found that the current spread rate (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.6.       Current spread end date (field ‘END DATE OF CURRENT SPREAD’)

For each loan shown in the Sample Pool, we confirmed whether the current spread end date shown in the Sample Pool agreed with that shown on the System. We found that the current spread end date

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agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.7.       Current interest index capture date (field ‘CURRENT INTEREST INDEX CAPTURE DATE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index capture date shown in the Sample Pool agreed with that shown on the System. We found that the current interest index capture date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.8.       Current interest index next reset date (field ‘CURRENT INTEREST INDEX NEXT RESET DATE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index next reset date shown in the Sample Pool agreed with that shown on the System. We found that the current interest index next reset date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.9.       Current interest bonus (%) (field ‘CURRENT INTEREST RATE BONUS (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current interest bonus (%) shown in the Sample Pool agreed with that shown on the System. We found that the current interest bonus (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.10.       Current interest index last reset date (field ‘CURRENT INTEREST INDEX LAST RESET DATE’)

For each loan shown in the Sample Pool, we confirmed whether current interest index last reset date shown in the Sample Pool agreed with that shown on the System. We found that the current interest index last reset date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.11.       Interest rate cap (%) (field ‘INTEREST RATE CAP (%)’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate cap (%) shown in the Sample Pool agreed with that shown on the System. We found that the interest rate cap (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.11.12.       Interest rate floor (%) (field ‘INTEREST RATE FLOOR (%)’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate floor (%) shown in the Sample Pool agreed with that shown on the System. We found that the interest rate floor (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.13.       Interest rate type reversion date (field ‘DATE OF INTEREST RATE TYPE CHANGE’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate type reversion date shown in the Sample Pool agreed with that shown on the System. We found that the interest rate type reversion date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12.       Amortisation Frequency (field ‘AMORTISATION FREQUENCY’)

For each loan shown in the Sample Pool, we confirmed whether the amortisation frequency shown in the Sample Pool agreed with that shown on the System. We found that the amortisation frequency agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13.       Amortisation type (field ‘AMORTISATION TYPE’)

For each loan shown in the Sample Pool, we confirmed whether the amortisation type shown in the Sample Pool agreed with that shown on the System. We found that the amortisation type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.       Principal Balance (not due) (€) (field ‘PRINCIPAL BALANCE [Not Due] (€)’)

For each loan shown in the Sample Pool, we confirmed whether the principal balance (not due) shown in the Sample Pool agreed with that shown on the System. We found that the principal balance (not due) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.15.       Outstanding Balance (€) (field ‘OUTSTANDING BALANCE (€)’)

For each loan shown in the Sample Pool, we confirmed whether the outstanding balance shown in the Sample Pool agreed with that shown on the System. We found that the outstanding balance agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.16.       Current Principal Balance (due) (field ‘PRINCIPAL BALANCE [Due] (€)’)

For each loan shown in the Sample Pool, we confirmed whether the current principal balance (due) shown in the Sample Pool agreed with that shown on the System. We found that the current principal balance (due) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.       Interest (field ‘Interest (€)’)

For each loan shown in the Sample Pool, we confirmed whether the interest amount shown in the Sample Pool agreed with that shown on the System. We found that the interest amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18.       Default Interest (field ‘Default Interest (€)’)

For each loan shown in the Sample Pool, we confirmed whether the default interest amount shown in the Sample Pool agreed with that shown on the System. We found that the default interest amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.19.       Other fees (€) (field ‘OTHERS (€)’)

For each loan shown in the Sample Pool, we confirmed whether the other fees amount shown in the Sample Pool agreed with that shown on the System. We found that the other fees amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.20.       Current instalment amount (€) (field ‘TOTAL (€)’)

For each loan shown in the Sample Pool, we confirmed whether the current instalment amount shown in the Sample Pool agreed with that shown on the System. We found that the current instalment amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21.       Instalment interest amount (€) (field ‘INTEREST (€)’)

For each loan shown in the Sample Pool, we confirmed whether the instalment interest amount shown in the Sample Pool agreed with that shown on the System. We found that the instalment interest amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.22.       Instalment other amount (€) (field ‘OTHER(€)’)

For each loan shown in the Sample Pool, we confirmed whether the instalment other amount shown in the Sample

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Pool agreed with that shown on the System. We found that the instalment other amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.23.       Days past due (field ‘DAYS PAST DUE’)

For each loan shown in the Sample Pool, we confirmed whether the number of days past due shown in the Sample Pool agreed with that shown on the System, to within +/- 1 day. We found that the number of days past due agreed to that shown on the System, to within +/- 1 day, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.24.       Restructured flag (Y/N) (field ‘RESTRUCTURED (Y/N) Enriched as of 26/05/2026)

For each loan shown in the Sample Pool, we confirmed whether the restructured flag shown in the Sample Pool agreed with that shown on the deed, nota simple or System. We found that the restructured flag agreed to that shown on the deed, nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.25.       Last restructuring date (field ‘LAST RESTRUCTURING DATE’ Enriched as of 26/05/2026)

For each loan shown in the Sample Pool, we confirmed whether the last restructuring date shown in the Sample Pool agreed with that shown on the deed, nota simple or System. We found that the last restructuring date agreed to that shown on the deed, nota simple or System, except for 1 case.

Deloitte reference	Description of exception
DT134	Sample Pool = 29/09/2023; Loan documentation/System = 28/09/2023

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.26.       Currency (no data field)

For each loan shown in the Sample Pool, we confirmed whether the loan was denominated in Euro, as shown on the deed or nota simple. We found that the loan was denominated in Euro, as shown on the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.27.       Last 5 months collections (field ‘TOTAL (€)’)

For each mortgage loan in the Sample Pool, we confirmed whether the collections amount from 3 October 2025 to 3 March 2026 shown in the Sample Pool agreed to that shown on the System. We found that the collections amount from 3 October 2025 to 3 March 2026 agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.28.       Last 5 months collections date (field ‘DATE’)

For each mortgage loan in the Sample Pool, we confirmed whether the collections date from 3 October 2025 to 3 March 2026 shown in the Sample Pool agreed to that shown on the System. We found that the collections date from 3 October 2025 to 3 March 2026 agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

Collateral level testing

1.29.       Original collateral valuation amount (€) (field ‘ORIGINAL COLLATERAL VALUATION (€)’ Enriched as of 26/05/2026)

For each property shown in the Sample Pool, we confirmed whether the original collateral valuation amount shown in the Sample Pool agreed with that shown on the deed or nota simple or original appraisal certificate. We found that the original collateral valuation amount agreed to that shown on the deed or nota simple or original appraisal certificate, except for 2 cases.

Deloitte reference	Description of exception
DT140	Sample Pool = 265,908; Deed = 265,900
DT214	Sample Pool = 246,700; Deed = 246,622

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.30.       Bank appraisal amount (€) (field ‘BANK APPRAISAL (€)’)

For each property shown in the Sample Pool, we confirmed whether the bank appraisal amount shown in the Sample Pool agreed with that shown on the valuation report or System. We found the bank appraisal amount agreed to that shown on the valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.31.       Bank appraisal date (field ‘BANK APPRAISAL DATE’)

For each property shown in the Sample Pool, we confirmed whether the bank appraisal date shown in the Sample Pool agreed with that shown on the valuation report or System. We found that the bank appraisal date agreed to that shown on the valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.32.       Bank appraisal type (field ‘BANK APPRAISAL TYPOLOGY’)

For each loan shown in the Sample Pool, we confirmed whether the bank appraisal type shown in the Sample Pool agreed with that shown on the System. We found that the bank appraisal type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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1.33.       Lien ranking (field ‘REGISTRY LIEN RANK’)

For each property shown in the Sample Pool, we confirmed whether the lien ranking shown in the Sample Pool agreed with that shown on the deed or nota simple. We found that the lien ranking agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.34.	Collateral address (fields ‘ADDRESS (ZIP CODE)’ and ‘ADDRESS (TYPE OF STREET, STREET, NUMBER, MUNICIPALITY)’)

For each property shown in the Sample Pool, we confirmed whether the street address or zip code shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the street address or zip code agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.35.       Plot ID (field ‘PLOT ID NUMBER’)

For each property shown in the Sample Pool, we confirmed whether the plot ID shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the plot ID agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.       Asset type (field ‘ASSET TYPE’)

For each property shown in the Sample Pool, we confirmed whether the asset type shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the asset type agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

Limitations

The scope of our work in preparing this report (the “Report”) was limited solely to those procedures set out above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed.

You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the Recipient Parties.

The Agreed upon Procedures we performed did not constitute an audit, review or an assurance engagement of any kind and consequently we do not express any assurance on the characteristics of the Loan Pool. We did not subject the information contained in this Report or given to us by the Issuer to checking or verification procedures except to the extent expressly stated above. This is normal practice when carrying out such limited scope procedures, but contrasts significantly with, for example, an audit. The procedures we performed were not designed to and are not likely to reveal fraud.

Had we performed additional procedures, or had we performed an audit, review or assurance engagement of the

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Loan Pool in accordance with International Standards on Auditing, International Standards on Review Engagements, International Standards on Assurance Engagements (or relevant national standards or practices), other matters might have come to our attention that would have been reported to you.

The procedures in this Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly this Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. This Report may be used by a manager in connection with the Purpose to establish a due diligence defence under Section 11 of the United States Securities Act 1933, as amended, or a defence analogous to the due diligence defence available under such section. However, we express no view as to the effectiveness of such use of this Report.

Use of Report

This Report is provided to you solely for your private information under the terms of our Engagement Letter and solely for the purpose of performing certain Agreed upon Procedures on certain residential mortgages. This Report may not be recited or referred to in any other document, copied nor made available (in whole or in part) to any other party other than the Recipient Parties nor may the fact of the engagement and our name in connection with the engagement be disclosed, without our prior express written consent (which shall not be unreasonably withheld or delayed). Nothing in this Report shall prevent you from disclosing this Report to your professional advisers (but without creating any duty or liability to them on our part) or as may be required by any legal, professional or regulatory requirement. This Report may also be disclosed to any entity which is controlling, controlled by, or under common control with, a Recipient Party (an “Affiliate”) for internal information or internal discussion purposes only in connection with the Issue and their respective directors, officers, partners or employees (each an “Affiliate Party”) on a need to know basis provided that you ensure that such parties to whom this Report is made available understand and accept that (a) this Report is confidential and must not be disclosed to any other party without our prior written consent, except where required by law, court order or regulatory authority, (b) in respect of personal data, they are required to comply with the Data Protection Legislation, (c) this Report is provided for their information (but without creating any duty or liability to them on our part) solely for the purpose of advising you in connection with the Issue and (d) if they place reliance on this Report they will do so at their own risk and have no recourse to the Deloitte parties ((a) to (d) together the “Recipient Obligations”). Each Recipient Party accepts responsibility for any non-compliance with the Recipient Obligations by any of its own Affiliate Parties.

We acknowledge that you have indicated that you may request that we give access to this Report to certain rating agencies on a non-recourse basis. In preparing and signing this Report, we accept no duty, responsibility or liability to any other party (including any rating agency). Where we are willing to give the written consent referred to above, we will require as a condition of that consent (i) your written authorisation to release this Report and (ii) that the other person or entity agrees in writing in a form acceptable to us (a) to keep this Report, the fact of our engagement and our name in connection with the engagement confidential, except as otherwise agreed in writing between us; and (b) that this Report is provided to them solely for their information and was not prepared with their interests in mind and that accordingly we do not owe, accept or assume any duty of care, responsibility or liability to them in connection with this Report or the engagement.

In the event that Deloitte provides to the Issuer a Form ABS Due Diligence-15E executed by Deloitte applicable to the services performed hereunder (such form, including, without limitation, any attachments thereto, the “Form 15E”), such Form 15E will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) to, nor will reference to such form be made to, anyone; however, the Issuer shall provide access to the electronic copy of such Form 15E in its entirety, solely to Nationally Recognized Statistical Rating Organizations (as defined in rules promulgated by the Securities and Exchange Commission (the “SEC”)) (“NRSROs”) that have access to the secure password-protected Internet Web site required to be maintained under Rule 17g-5 of the Exchange Act (the “17g-5 Website”) by posting such Form 15E to the 17g-5 Website.

Additionally, the Issuer may file a copy of this Report on the U.S. Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database, but we accept no duty of care or liability to any parties that obtain  access to this Report whether via EDGAR or otherwise. This Report is solely intended for the use and benefit of those parties that instructed us as to the procedures to be performed since others, unaware

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of the reasons for each of the procedures, may misinterpret the results, and we accept no duty of care, responsibility or liability to any other party that obtains access to this Report. We will not be responsible for any actions taken by a rating agency or any other party other than those specified above as a result of receiving a copy of this Report.

Other than those who have validly accepted the Engagement Letter, we will not accept any duty, responsibility or liability to any party to whom this Report is shown or into whose hands it may come.

Deloitte LLP

16 October 2026

United Kingdom

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